Description of Business	9 Months Ended
Dec. 31, 2023
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Description of Business

Note 1. Description of Business

Nature of Operations

Organovo Holdings, Inc. (“Organovo Holdings,” “Organovo,” and the “Company”) is a clinical stage biotechnology company that focuses on clinical drug development of the farnesoid X receptor (“FXR”) agonist FXR314. FXR is a mediator of gastrointestinal and liver diseases. FXR agonism has been tested in a variety of preclinical models of inflammatory bowel disease ("IBD"). FXR314 is the lead compound in the Company's established FXR program containing two clinically tested compounds (including FXR314) and over 2,000 discovery or preclinical compounds. FXR314 is a drug with safety and tolerability after daily oral dosing in Phase 1 and Phase 2 trials. Further, FXR314 has FDA clinical trial authorization for a Phase 2 trial in ulcerative colitis ("UC").

The Company’s current clinical focus is in advancing FXR314 in IBD, including UC and Crohn’s disease (“CD”). The Company plans to start a Phase 2a clinical trial in UC in the calendar year 2024.

A second focus of the Company is building high fidelity, 3D tissues that recapitulate key aspects of human disease. The Company uses its proprietary technology to build functional 3D human tissues that mimic key aspects of native human tissue composition, architecture, function and disease. Management believes these attributes can enable critical complex, multicellular disease models that can be used to develop clinically effective drugs across multiple therapeutic areas.

As with the clinical development program, the Company is initially focusing on the intestine and has ongoing 3D tissue development efforts in human tissue models of UC and CD. The Company uses these models to identify new molecular targets responsible for driving these diseases and to explore the mechanism of action of known drugs including FXR314 and related molecules. The Company intends to initiate drug discovery programs around these new validated targets to identify drug candidates for partnering and/or internal clinical development.

The Company’s current understanding of intestinal tissue models and IBD disease models leads it to believe that it can create models that provide greater insight into the biology of these diseases than are generally currently available. The Company is creating high fidelity disease models, leveraging its prior work including the work found in its peer-reviewed publication on bioprinted intestinal tissues (Madden et al. Bioprinted 3D Primary Human Intestinal Tissues Model Aspects of Native Physiology and ADME/Tox Functions. iScience. 2018 Apr 27;2:156-167. doi: 10.1016/j.isci.2018.03.015.) Organovo’s advances include cell type-specific compartments, prevalent intercellular tight junctions, and the formation of microvascular structures.

Using these disease models, the Company intends to identify and validate novel therapeutic targets. After finding therapeutic drug targets, the Company intends to focus on developing novel small molecule, antibody, or other therapeutic drug candidates to treat the disease, and advance these novel drug candidates towards an Investigational New Drug (“IND”) filing and potential future clinical trials.

The Company expects to broaden its work into additional therapeutic areas over time and is currently exploring specific tissues for development. In the Company’s work to identify the areas of interest, it evaluates areas that might be better served with 3D disease models than currently available models as well as the potential commercial opportunity. In line with these plans, the Company is building upon both its external and in house scientific expertise, which will be essential to its drug development effort.

Except where specifically noted or the context otherwise requires, references to “Organovo Holdings”, “the Company”, and “Organovo” in these notes to the unaudited condensed consolidated financial statements refers to Organovo Holdings, Inc. and its wholly owned subsidiaries, Organovo, Inc., and Opal Merger Sub, Inc.